CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Selling and Marketing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 1,011,119	$ 2,072,224
General and Administrative [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction monthly fee	$ 68,413,399	$ 4,830,987